DUE FROM RELATED PARTIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Due From Related Parties	$ 395,526	$ 429,648	$ 0
Jun Wang [Member]
Total Due From Related Parties		0	399,251
Yubo Global Biotechnology [Member]
Total Due From Related Parties	0	25,360	0
Beijing Zhenhuikang Biotechnology Co., Ltd [Member]
Total Due From Related Parties	$ 395,526	$ 404,288	$ 399,251